Label	Element	Value
Hatteras Alternative Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hatteras Alternative Multi-Manager Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Hatteras Alternative Multi-Manager Fund (the “Fund”) (formerly the Hatteras Hedged Strategies Fund) seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Composite Index.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 20 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 36 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the terms of the Fund’s amended Operating Services Agreement.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As a mutual fund of funds, the Hatteras Alternative Multi-Manager Fund pursues its investment objective by investing the Fund’s assets consistent with its objective of achieving consistent returns with low correlation to traditional financial market indices such as the S&P 500→ Index, while maintaining a high correlation to the HFRI Fund of Funds Composite Index.  The HFRI Fund of Funds Composite Index is an equal-weighted index of over 400 hedge funds of funds worldwide that have at least $50 million under management or have been operating for at least twelve months.

The Advisor allocates the Fund’s assets primarily to one or more affiliated investment companies (the “Affiliated Funds”) that invest in securities and other instruments that afford strategic and tactical opportunities to employ strategies intended to protect against losses (i.e., hedged strategies). The Advisor is also the investment advisor to the Affiliated Funds, and in that role, the Advisor selects sub-advisors for the Affiliated Funds and allocates the assets of each Affiliated Fund among its respective sub-advisors. The Fund may invest up to 100% of its assets in shares of the Affiliated Funds.

In addition to investing in Affiliated Funds, the Fund may invest in non-affiliated investment companies including exchange-traded funds (“ETFs”) (collectively with the Affiliated Funds, the “Underlying Funds”) as part of its principal investment strategies. The Fund’s performance and ability to achieve its objective rely on the performance of the Underlying Funds in which it invests.

The Advisor seeks to utilize multiple Underlying Funds that employ various investment strategies and whose performance is not correlated with major financial market indices.  By allocating its assets among a number of Underlying Funds, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. The Advisor believes that the use of such Underlying Funds may mitigate losses in generally declining markets because the Fund will be invested in multiple Underlying Funds utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may not function as anticipated.

The principal strategies to be employed by the Underlying Funds are as follows:

•	Long/Short Equity - This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

•
Market Neutral - This strategy is designed to exploit equity market inefficiencies by being simultaneously invested in long and short matched equity portfolios generally of the same size and in the same market and attempts to achieve capital appreciation.

•
Long/Short Debt - This strategy employs long and short trading to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities and attempts to achieve current income, capital preservation and capital appreciation.

•	Event Driven - This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event and attempts to achieve capital appreciation.

The Adviser determines the amount of the Fund’s assets to allocate to each strategy based on market conditions and the strategies that the Adviser expects will best achieve the Fund’s investment objective. The allocation of assets may change over short or long periods of time.

The Underlying Funds may invest in securities of all market capitalizations (small, mid and large capitalization companies). Such securities include common and preferred stock, debt instruments, including convertible debt and high-yield securities (i.e., “junk bonds”), options, futures, and privately negotiated options.  The Underlying Funds may invest in debt instruments of any maturity, duration or credit quality.

The Underlying Funds may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Underlying Funds may invest include options, futures and swaps.  The Underlying Funds may invest in these types of instruments to reduce risk through hedging or to take market risk (i.e., for speculative purposes).  The Underlying Funds may invest a substantial portion of their assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Fund may indirectly invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Underlying Funds may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of ETFs.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks:  The Underlying Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Funds use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Funds may use long only or short only strategies. The strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

•
Hedging Risks: The Underlying Funds may engage in various hedging practices, including by using short sales and put and call options, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Fund desires.

•
Shares of Other Investment Companies Risks: The Fund and the Underlying Funds may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives.  As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Funds.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Derivative Securities Risks: The Underlying Funds may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Funds and therefore the Fund. The Underlying Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Options and Futures Risks: The Underlying Funds may invest in options and futures contracts. The Underlying Funds also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Funds bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Funds may have difficulty closing out their positions.

•
Smaller Capitalization Risks: The Underlying Funds may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt—also known as “high-yield bonds” and “junk bonds”—have a higher risk of default and tend to be less liquid than higher-rated securities.

•
Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•
Swap Agreement Risks: The Underlying Funds may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party. The Underlying Funds bear the risk that the counter-party that entered into a swap agreement will be unable or unwilling to perform its obligations under the swap agreement.

•
Foreign Securities Risks: The Underlying Funds may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Funds to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

•
Illiquid Securities Risk:  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Fund or the Underlying Funds. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund.  The bar chart shows the performance of the Fund’s Institutional shares from year to year and the table illustrates how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. Performance shown prior to the inception of the Class A and Class C shares, respectively, reflects the performance of the Institutional Class shares, adjusted to reflect any applicable sales charges. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at hatterasfunds.com/performance or by calling the Fund toll-free at 1-877-569-2382.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-569-2382
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hatterasfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 4.06% for the quarter ended March 31, 2012, and the lowest quarterly return was -2.54% for the quarter ended June 30, 2012.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.54%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2014
Hatteras Alternative Multi-Manager Fund | HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.35%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.36%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2011	[1]
Hatteras Alternative Multi-Manager Fund | S&P 500 Index (Dividends Reinvested) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (Dividends Reinvested) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Hatteras Alternative Multi-Manager Fund | Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Hatteras Alternative Multi-Manager Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Operating Services Fee	rr_Component1OtherExpensesOverAssets	0.99%
Interest Expense and Dividends on Short Positions of Underlying Funds	rr_Component2OtherExpensesOverAssets	0.91%	[3]
Other Expenses	rr_OtherExpensesOverAssets	1.90%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.40%
Less: Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.41%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses, Interest Expense and Dividends on Short Positions of Underlying Funds , and Acquired Fund Fees and Expenses for Class A and Class C shares are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses, Interest Expense and Dividends on Short Positions of Underlying Funds , and Acquired Fund Fees and Expenses for Class A and Class C shares are estimated for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 802
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,659
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,526
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,739
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Hatteras Alternative Multi-Manager Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Operating Services Fee	rr_Component1OtherExpensesOverAssets	0.99%
Interest Expense and Dividends on Short Positions of Underlying Funds	rr_Component2OtherExpensesOverAssets	0.91%	[3]
Other Expenses	rr_OtherExpensesOverAssets	1.90%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.15%
Less: Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	4.16%	[4]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses, Interest Expense and Dividends on Short Positions of Underlying Funds , and Acquired Fund Fees and Expenses for Class A and Class C shares are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses, Interest Expense and Dividends on Short Positions of Underlying Funds , and Acquired Fund Fees and Expenses for Class A and Class C shares are estimated for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 418
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,455
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,060
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Hatteras Alternative Multi-Manager Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Operating Services Fee	rr_Component1OtherExpensesOverAssets	0.74%	[5]
Interest Expense and Dividends on Short Positions of Underlying Funds	rr_Component2OtherExpensesOverAssets	0.91%	[3]
Other Expenses	rr_OtherExpensesOverAssets	1.65%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.90%
Less: Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.16%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,943
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,075
Annual Return 2012	rr_AnnualReturn2012	3.15%
Annual Return 2013	rr_AnnualReturn2013	9.92%
Annual Return 2014	rr_AnnualReturn2014	0.28%
Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Hatteras Alternative Multi-Manager Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.80%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Hatteras Alternative Multi-Manager Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%

[1]	HFRI Fund of Funds Composite Index since inception annualized return data is only available for monthly periods. The since inception annualized return begins on 4/30/2011.
[2]	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
[3]	Other Expenses, Interest Expense and Dividends on Short Positions of Underlying Funds , and Acquired Fund Fees and Expenses for Class A and Class C shares are estimated for the current fiscal year.
[4]	The net fees and expenses of the Fund (which exclude brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed 2.50%, 3.25% and 2.25% of average daily net assets for the Class A shares, Class C shares and Institutional Class shares, respectively (the "Expense Caps"). Hatteras Funds, LLC (the "Advisor") has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Caps. The Expense Caps will remain in effect through at least April 30, 2017 and may be terminated only by the Hatteras Alternative Mutual Funds Trust's (the "Trust") Board of Trustees. The Advisor is permitted to recoup waived fees and expense reimbursements made during the prior three fiscal years, so long as such recoupments do not cause the Fund to exceed the Expense Caps or the expense limits in place at the time of such waiver or reimbursement.
[5]	Restated to reflect the terms of the Fund's amended Operating Services Agreement.